UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2008

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SIB LLC
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth P. Pearlman
Title:            Principal of SIB LLC
Phone:            305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman          Sunny Isles, Florida           November 6, 2008
-----------------------          --------------------           ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:     $103,993
                                          (thousands)

List of Other Included Managers:            None



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                                                              FORM 13F INFORMATION TABLE

   COLUMN 1                     COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
   --------                     --------       --------    --------       --------      --------    --------        --------
                                                             VALUE   SHRS OR SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS    SOLE SHARED NONE
--------------               --------------      -----     --------  ----------------  ----------   --------    ----------------

ABB LTD                        SPONSORED ADR   000375204     2,959   152,500   SH          Sole          N/A          152,500

AMERICAN AXLE & MFG HLDGS IN   COM             024061103       956   178,400   SH          Sole          N/A          178,400

AMERICAN EAGLE OUTFITTERS NE   COM             02553E106     4,024   263,843   SH          Sole          N/A          263,843

CARMAX INC                     COM             143130102     1,374    98,168   SH          Sole          N/A           98,168

CARNIVAL CORP                  PAIRED CTF      143658300     1,965    55,600   SH          Sole          N/A           55,600

CARTER INC                     COM             146229109     1,979   100,300   SH          Sole          N/A          100,300

CENTEX CORP                    COM             152312104       975    60,200   SH          Sole          N/A           60,200

CHAMPION ENTERPRISES INC       COM             158496109       946   170,500   SH          Sole          N/A          170,500

COACH INC                      COM             189754104     2,421    96,700   SH          Sole          N/A           96,700

DICKS SPORTING GOODS INC       COM             253393102     1,288    65,800   SH          Sole          N/A           65,800

EAGLE MATERIALS INC            COM             26969P108       595    26,606   SH          Sole          N/A           26,606

GENENTECH INC                  COM NEW         368710406    12,478   140,709   SH          Sole          N/A          140,709

HEARTLAND EXPRESS INC          COM             422347104     4,015   258,683   SH          Sole          N/A          258,683

HUNT J B TRANS SVCS INC        COM             445658107     7,505   224,900   SH          Sole          N/A          224,900

KNIGHT TRANSN INC              COM             499064103     7,033   414,421   SH          Sole          N/A          414,421

LOWES COS INC                  COM             548661107     3,009   127,000   SH          Sole          N/A          127,000

LULULEMON ATHLETICA INC        COM             550021109     8,050   349,528   SH          Sole          N/A          349,528

OLD DOMINION FGHT LINES INC    COM             679580100     2,894   102,112   SH          Sole          N/A          102,112

QUANTA SVCS INC                COM             74762E102     9,327   345,321   SH          Sole          N/A          345,321

RYANAIR HLDGS PLC              SPONSORED ADR   783513104     7,056   314,576   SH          Sole          N/A          314,576

SAFE BULKERS INC               COM             Y7388L103     1,264   116,000   SH          Sole          N/A          116,000

SOUTHWESTERN ENERGY CO         COM             845467109     4,926   161,300   SH          Sole          N/A          161,300

STAPLES INC                    COM             855030102     3,350   148,896   SH          Sole          N/A          148,896

TEXAS ROADHOUSE INC            CLA             882681109     2,068   230,000   SH          Sole          N/A          230,000

THOR INDS INC                  COM             885160101     1,407    56,700   SH          Sole          N/A           56,700

TOLL BROTHERS INC              COM             889478103     1,759    69,700   SH          Sole          N/A           69,700

URBAN OUTFITTERS INC           COM             917047102     8,370   262,624   SH          Sole          N/A          262,624


                              TOTAL                        103,993

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